Derivative financial instruments - Disclosure of effect on the reserves as a result of hedge accounting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of hedging reserve
Reserve of cash flow hedges, beginning of period	£ (2,930)	£ (3,707)
Currency translation movements	41	24
Hedging gains/(losses) for the year	3,634	(808)
Amounts reclassified in relation to cash flows affecting profit or loss	(522)	1,842	£ 423
Tax	(889)	(281)	(1,342)
Reserve of cash flow hedges, end of period	(666)	(2,930)	(3,707)
Reconciliation of currency translation reserve
Currency translation reserve, beginning of period	3,625	3,671
Currency translation movements	(1,595)	(160)
Hedging gains/(losses) for the year	446	100
Amounts reclassified in relation to cash flows affecting profit or loss	18	1
Tax	(1)	13	9
Currency translation reserve, end of period	£ 2,493	£ 3,625	£ 3,671